Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Operating Leases [Abstract]
Operating lease right-of-use assets, net	¥ 12,003			¥ 16,205		¥ 21,656	¥ 19,250		$ 1,676	$ 2,220
Operating lease liabilities, current	981			1,843		1,750	1,696		137	252
Operating lease liabilities, non-current	¥ 2,933			¥ 4,137		¥ 5,980	¥ 4,789		$ 409	$ 567
Weighted average remaining lease terms	2 years 8 months 19 days			3 years 2 months 19 days		3 years 6 months 21 days	3 years 9 months 14 days		2 years 8 months 19 days	3 years 2 months 19 days
Weighted average discount rate	3.95%			4.64%		4.36%	4.41%		3.95%	4.64%
Right-of-use assets obtained in exchange for new operating lease liabilities						¥ 4,698	¥ 6,603	¥ 8,538
Derecognition of right-of use-assets							7,408
Derecognition of lease liabilities							¥ 5,658